Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Disclosure of non-cash operating working capital

Year ended Dec. 31	2025	2024
Source (use):
Accounts receivable	75	155
Prepaid expenses	19	85
Income taxes receivable	(41)	22
Inventory	22	34
Accounts payable, accrued liabilities and provisions	(78)	(273)
Income taxes payable	6	15
Change in non-cash operating working capital	3	38

Disclosure of cash flows from (used in) operating activities	Changes in Liabilities from Financing Activities

	Balance Dec. 31, 2024	Cash issuances(1)	Repayments and dividends paid(2)	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2025
Long-term debt and lease liabilities(2)	3,809	991	(1,188)	—	(12)	(7)	3,593
Exchangeable securities	750	—	—	—	—	—	750
Dividends payable (common and preferred)	49	—	(127)	130	—	—	52
Total liabilities from financing activities	4,608	991	(1,315)	130	(12)	(7)	4,395
(1)Includes the issuance of US$400 million 5.9 per cent senior notes at $541 million and $450 million 5.6 per cent senior notes. Refer to Note 25.
(2)Repayments of long-term debt and lease liabilities include the repayment of US$400 million 7.8 per cent senior notes at $573 million, repayment of the $400 million term facility, $175 million of long-term debt repayments, a $48 million of repayments, net of cash drawings, under the under the syndicated credit facility, and a decrease in finance lease obligations of $4 million.

	Balance Dec. 31, 2023	Debt assumed	Repayments and dividends paid(1)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2024
Long-term debt and lease liabilities(2)	3,469	232	6	5	—	86	11	3,809
Exchangeable securities	744	—	—	—	—	—	6	750
Dividends payable (common and preferred)	49	—	(123)	—	123	—	—	49
Total liabilities from financing activities	4,262	232	(117)	5	123	86	17	4,608
(1)Includes a decrease of $131 million related to the repayment of long-term debt, a $143 million net increase in borrowings under credit facilities and a decrease in finance lease obligations of $6 million.
(2)Includes bank overdraft of $1 million and new debt assumed of $232 million as part of the Heartland acquisition.